UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6-30-2009

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      7/22/2009

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $64,341,214

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $1,730,756    28,797  SH          Sole                             28,797
Abbott Laboratories              Common   002824100 $200,861      4,270   SH          Sole                             4,270
Accenture, Ltd.                  Common   g1150g111 $1,210,917    36,190  SH          Sole                             36,190
AMEX Energy Sector SPDR          Common   81369y506 $1,025,964    21,352  SH          Sole                             21,352
AT&T Corp                        Common   00206r102 $435,842      17,545  SH          Sole                             17,545
Automatic Data Processing, Inc.  Common   053015103 $986,969      27,849  SH          Sole                             27,849
Baxter International, Inc,       Common   071813109 $215,971      4,078   SH          Sole                             4,078
Berkshire Hathaway Inc. Class B  Common   084670207 $1,138,022    393     SH          Sole                             393
Boston Properties, Inc.          Common   101121101 $295,025      6,185   SH          Sole                             6,185
Broadridge Financial Solutions InCommon   11133t103 $660,912      39,862  SH          Sole                             39,862
Canadian Natural Resources Ltd.  Common   136385101 $550,358      10,485  SH          Sole                             10,485
Chevron Corp                     Common   166764100 $1,191,904    17,991  SH          Sole                             17,991
Cisco Systems, Inc.              Common   17275r102 $1,168,814    62,671  SH          Sole                             62,671
Clorox Company                   Common   189054109 $1,390,446    24,905  SH          Sole                             24,905
Coca-Cola Company                Common   191216100 $2,151,186    44,825  SH          Sole                             44,825
Colgate-Palmolive Company        Common   194162103 $1,517,302    21,449  SH          Sole                             21,449
Comcast Corporation              Common   20030n200 $1,508,919    107,015 SH          Sole                             107,015
ConocoPhillips                   Common   20825C104 $477,087      11,343  SH          Sole                             11,343
Covidien PLC                     Common   G2554F105 $794,495      21,220  SH          Sole                             21,220
CVS Caremark Corp                Common   126650100 $2,028,839    63,659  SH          Sole                             63,659
Danaher Corp.                    Common   235851102 $321,048      5,200   SH          Sole                             5,200
Dreyfus Municipal Income Inc.    Common   26201r102 $77,200       10,000  SH          Sole                             10,000
EMC Corp/Mass                    Common   268648102 $170,759      13,035  SH          Sole                             13,035
Exxon Mobil Corp.                Common   30231g102 $1,986,030    28,408  SH          Sole                             28,408
Fastenal Co                      Common   311900104 $509,989      15,375  SH          Sole                             15,375
Forest Laboratories, Inc.        Common   345838106 $200,880      8,000   SH          Sole                             8,000
FPL Group, Inc.                  Common   302571104 $241,086      4,240   SH          Sole                             4,240
General Electric Company         Common   369604103 $1,728,384    147,473 SH          Sole                             147,473
Genuine Parts                    Common   372460105 $657,273      19,585  SH          Sole                             19,585
Hewlett-Packard Co               Common   428236103 $579,789      15,001  SH          Sole                             15,001
Home Depot, Inc.                 Common   437076102 $385,933      16,332  SH          Sole                             16,332
Hospira, Inc.                    Common   441060100 $928,833      24,113  SH          Sole                             24,113
IDEXX Laboratories, Inc          Common   45168d104 $246,523      5,336   SH          Sole                             5,336
Intel Corp                       Common   458140100 $387,777      23,430  SH          Sole                             23,430
Intl Business Machines Corp      Common   459200101 $553,469      5,300   SH          Sole                             5,300
iShares Comex Gold Trust         Common   464285105 $1,284,800    14,080  SH          Sole                             14,080
iShares MSCI EAFE Index Fund     Common   464287465 $1,194,450    26,074  SH          Sole                             26,074
iShares MSCI Emerging Markets IndCommon   464287234 $1,340,285    41,585  SH          Sole                             41,585
iShares Russell 2000 Index Fund  Common   464287655 $1,807,977    35,395  SH          Sole                             35,395
iShares S&P SmallCap 600 Index FuCommon   464287804 $727,319      16,370  SH          Sole                             16,370
ITT Corporation                  Common   450911102 $1,025,725    23,050  SH          Sole                             23,050
J.P. Morgan Chase & Co.          Common   46625h100 $524,271      15,370  SH          Sole                             15,370
Johnson & Johnson                Common   478160104 $2,671,289    47,029  SH          Sole                             47,029
Kimberly-Clark Corp              Common   494368103 $239,605      4,570   SH          Sole                             4,570
Laboratory CP Amer Hldgs         Common   50540R409 $1,500,057    22,128  SH          Sole                             22,128
Mastercard, Inc.                 Common   57636q104 $524,517      3,135   SH          Sole                             3,135
McDonald's Corp                  Common   580135101 $1,106,108    19,240  SH          Sole                             19,240
McGraw-Hill Companies, Inc.      Common   580645109 $851,360      28,275  SH          Sole                             28,275
Medtronic, Inc.                  Common   585055106 $728,189      20,871  SH          Sole                             20,871
Merck & Co. Inc.                 Common   589331107 $200,809      7,182   SH          Sole                             7,182
Microsoft Corp                   Common   594918104 $1,858,505    78,187  SH          Sole                             78,187
Occidental Petroleum             Common   674599105 $291,714      4,432   SH          Sole                             4,432
Oil Service HOLDRs Trust         Common   678002106 $351,648      3,600   SH          Sole                             3,600
Omnicom Group Inc Com            Common   681919106 $1,057,079    33,473  SH          Sole                             33,473
Paychex, Inc.                    Common   704326107 $236,074      9,368   SH          Sole                             9,368
Pepsi Co Inc                     Common   713448108 $769,165      13,995  SH          Sole                             13,995
Pfizer Inc.                      Common   717081103 $1,136,370    75,758  SH          Sole                             75,758
Procter & Gamble Co              Common   742718109 $2,444,366    47,834  SH          Sole                             47,834
Progress Energy, Inc.            Common   743263105 $365,816      9,670   SH          Sole                             9,670
Sara Lee Corp                    Common   803111103 $109,800      11,250  SH          Sole                             11,250
SPDR Tr Unit Ser 1               Common   78462F103 $1,429,914    15,551  SH          Sole                             15,551
United Technologies Corp         Common   913017109 $1,718,681    33,077  SH          Sole                             33,077
Utilities Select Sector SPDR     Common   81369y886 $513,873      18,425  SH          Sole                             18,425
Vanguard FTSE All-World Ex-US IndCommon   922042775 $286,203      7,970   SH          Sole                             7,970
Vanguard Small-Cap ETF           Common   922908751 $586,744      12,825  SH          Sole                             12,825
Vanguard Total Stock Market ETF  Common   922908769 $540,434      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,580,399    53,270  SH          Sole                             53,270
Walt Disney Co.                  Common   254687106 $359,119      15,393  SH          Sole                             15,393
Wells Fargo & Co.                Common   949746101 $1,741,596    71,788  SH          Sole                             71,788
Western Union Company            Common   959802109 $581,396      35,451  SH          Sole                             35,451

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